Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 05, 2020
Entity Registrant Name	MAINSTAY FUNDS TRUST
Entity Central Index Key	0001469192
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 05, 2020
Document Effective Date	Oct. 05, 2020
Prospectus Date	Mar. 30, 2020
Class A, Class C, Class I, Investor Class, and Class R6 Prospectus | MainStay Cushing MLP Premier Fund | Class A
Prospectus:
Trading Symbol	CSHAX
Class A, Class C, Class I, Investor Class, and Class R6 Prospectus | MainStay Cushing MLP Premier Fund | Class C
Prospectus:
Trading Symbol	CSHCX
Class A, Class C, Class I, Investor Class, and Class R6 Prospectus | MainStay Cushing MLP Premier Fund | Class I
Prospectus:
Trading Symbol	CSHZX
Class A, Class C, Class I, Investor Class, and Class R6 Prospectus | MainStay Cushing MLP Premier Fund | Class R6
Prospectus:
Trading Symbol	CSHDX
Class A, Class C, Class I, Investor Class, and Class R6 Prospectus | MainStay Cushing MLP Premier Fund | Investor Class
Prospectus:
Trading Symbol	CSHNX